COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Contingent Liabilities Associated with Guarantees
Management does not expect any of these financial instruments to result in losses that, if incurred, would have a material adverse effect on the Technip Energies Group’s combined financial position, results of operations or cash flows.

	As of December 31,
(In millions)	2020	2019	2018
Financial guarantees (a)	€167.3	€148.8	€162.1
Performance guarantees (b)	2,919.2	3,560.1	2,555.4
Maximum potential undiscounted payments	€3,086.5	€3,708.9	€2,717.5

(a)
Financial guarantees represent contracts that contingently require a guarantor to make payments to a guaranteed party based on changes in an underlying agreement that is related to an asset, a liability, or an equity security of the guaranteed party. These tend to be drawn down only if there is a failure to fulfill financial obligations.

(b)
Performance guarantees represent contracts that contingently require a guarantor to make payments to a guaranteed party based on another entity’s failure to perform under a nonfinancial obligating agreement. Events that trigger payment are performance-related, such as failure to ship a product or provide a service.